Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Common stocks: 97.43%
Communication services: 7.47%
Diversified telecommunication services: 0.88%
AT&T Incorporated	218,325	$ 4,128,526
Lumen Technologies Incorporated	29,158	99,137
Verizon Communications Incorporated	128,655	4,993,101
		9,220,764
Entertainment: 1.38%
Activision Blizzard Incorporated	21,817	1,663,546
Electronic Arts Incorporated	8,034	891,292
Live Nation Entertainment Incorporated †	4,376	315,335
Netflix Incorporated †	13,633	4,391,598
Take-Two Interactive Software Incorporated †	4,832	529,346
The Walt Disney Company †	55,847	5,562,920
Warner Bros. Discovery Incorporated †	67,695	1,057,396
		14,411,433
Interactive media & services: 4.17%
Alphabet Incorporated Class A †	182,974	16,478,638
Alphabet Incorporated Class C †	162,199	14,646,570
Match Group Incorporated †	8,556	354,390
Meta Platforms Incorporated Class A †	68,885	12,050,742
		43,530,340
Media: 0.79%
Charter Communications Incorporated Class A †	3,290	1,209,437
Comcast Corporation Class A	132,152	4,912,090
DISH Network Corporation Class A †	7,700	87,857
Fox Corporation Class A	9,266	324,495
Fox Corporation Class B	4,268	137,643
Interpublic Group of Companies Incorporated	11,902	422,997
News Corporation Class A	11,713	200,878
News Corporation Class B	3,612	62,343
Omnicom Group Incorporated	6,247	565,791
Paramount Global Class B	15,471	331,389
		8,254,920
Wireless telecommunication services: 0.25%
T-Mobile US Incorporated †	18,294	2,601,041
Consumer discretionary: 10.37%
Auto components: 0.13%
Aptiv plc †	8,300	965,124
BorgWarner Incorporated	7,173	360,658
		1,325,782
Automobiles: 1.92%
Ford Motor Company	120,992	1,460,373
General Motors Company	43,521	1,686,004
Tesla Motors Incorporated †	82,223	16,914,093
		20,060,470
See accompanying notes to portfolio of investments

Allspring Index Fund  |  1

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Distributors: 0.15%
Genuine Parts Company	4,318	$ 763,681
LKQ Corporation	7,775	445,430
Pool Corporation	1,196	426,805
		1,635,916
Hotels, restaurants & leisure: 2.06%
Booking Holdings Incorporated †	1,188	2,998,512
Caesars Entertainment Incorporated †	6,573	333,645
Carnival Corporation †	30,678	325,800
Chipotle Mexican Grill Incorporated †	849	1,265,927
Darden Restaurants Incorporated	3,749	536,069
Domino's Pizza Incorporated	1,084	318,707
Expedia Group Incorporated †	4,612	502,570
Hilton Worldwide Holdings Incorporated	8,285	1,197,265
Las Vegas Sands Corporation †	10,066	578,493
Marriott International Incorporated Class A	8,242	1,394,876
McDonald's Corporation	22,437	5,921,349
MGM Resorts International	9,764	419,950
Norwegian Cruise Line Holdings Limited †	12,909	191,311
Royal Caribbean Cruises Limited †	6,723	474,913
Starbucks Corporation	35,164	3,589,893
Wynn Resorts Limited †	3,159	342,341
Yum! Brands Incorporated	8,629	1,097,264
		21,488,885
Household durables: 0.34%
D.R. Horton Incorporated	9,588	886,698
Garmin Limited	4,697	460,917
Lennar Corporation Class A	7,804	754,959
Mohawk Industries Incorporated †	1,615	166,103
Newell Rubbermaid Incorporated	11,530	169,376
NVR Incorporated †	92	475,973
PulteGroup Incorporated	6,979	381,542
Whirlpool Corporation	1,669	230,289
		3,525,857
Internet & direct marketing retail: 2.57%
Amazon.com Incorporated †	271,886	25,619,818
eBay Incorporated	16,624	763,042
Etsy Incorporated †	3,850	467,428
		26,850,288
Leisure products: 0.02%
Hasbro Incorporated	3,977	218,775
Multiline retail: 0.46%
Dollar General Corporation	6,910	1,494,633
Dollar Tree Incorporated †	6,448	936,765
Target Corporation	14,099	2,375,682
		4,807,080
Specialty retail: 2.21%
Advance Auto Parts Incorporated	1,842	267,016
AutoZone Incorporated †	581	1,444,680
Bath & Body Works Incorporated	6,996	285,926
See accompanying notes to portfolio of investments

2  |  Allspring Index Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Specialty retail (continued)
Best Buy Company Incorporated	6,138	$ 510,129
CarMax Incorporated †	4,841	334,223
Lowe's Companies Incorporated	19,014	3,912,130
O'Reilly Automotive Incorporated †	1,917	1,591,302
Ross Stores Incorporated	10,632	1,175,261
The Home Depot Incorporated	31,360	9,299,494
The TJX Companies Incorporated	35,567	2,724,432
Tractor Supply Company	3,384	789,352
Ulta Beauty Incorporated †	1,569	813,997
		23,147,942
Textiles, apparel & luxury goods: 0.51%
Nike Incorporated Class B	38,589	4,583,987
Ralph Lauren Corporation	1,259	148,801
Tapestry Incorporated	7,381	321,147
VF Corporation	10,118	251,129
		5,305,064
Consumer staples: 6.55%
Beverages: 1.75%
Brown-Forman Corporation Class B	5,602	363,402
Constellation Brands Incorporated Class A	4,973	1,112,460
Keurig Dr. Pepper Incorporated	26,031	899,371
Molson Coors Brewing Company Class B	5,759	306,321
Monster Beverage Corporation †	11,668	1,187,336
PepsiCo Incorporated	42,204	7,323,660
The Coca-Cola Company	119,228	7,095,258
		18,287,808
Food & staples retailing: 1.48%
Costco Wholesale Corporation	13,559	6,564,997
Sysco Corporation	15,524	1,157,625
The Kroger Company	19,954	860,816
Walgreens Boots Alliance Incorporated	21,989	781,269
Walmart Incorporated	43,236	6,145,133
		15,509,840
Food products: 1.08%
Archer Daniels Midland Company	16,828	1,339,509
Campbell Soup Company	6,152	323,103
ConAgra Foods Incorporated	14,681	534,535
General Mills Incorporated	18,182	1,445,651
Hormel Foods Corporation	8,868	393,562
Kellogg Company	7,841	517,036
Lamb Weston Holdings Incorporated	4,406	443,420
McCormick & Company Incorporated	7,677	570,555
Mondelez International Incorporated Class A	41,834	2,726,740
The Hershey Company	4,502	1,072,917
The J.M. Smucker Company	3,264	482,713
The Kraft Heinz Company	24,391	949,786
Tyson Foods Incorporated Class A	8,872	525,577
		11,325,104
See accompanying notes to portfolio of investments

Allspring Index Fund  |  3

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Household products: 1.38%
Church & Dwight Company Incorporated	7,471	$ 625,920
Colgate-Palmolive Company	25,586	1,875,454
Kimberly-Clark Corporation	10,339	1,292,892
The Clorox Company	3,780	587,563
The Procter & Gamble Company	72,592	9,985,756
		14,367,585
Personal products: 0.17%
The Estee Lauder Companies Incorporated Class A	7,085	1,722,009
Tobacco: 0.69%
Altria Group Incorporated	54,901	2,549,053
Philip Morris International Incorporated	47,488	4,620,582
		7,169,635
Energy: 4.67%
Energy equipment & services: 0.41%
Baker Hughes Company	30,679	938,777
Halliburton Company	27,817	1,007,810
Schlumberger Limited	43,438	2,311,336
		4,257,923
Oil, gas & consumable fuels: 4.26%
APA Corporation	9,849	378,005
Chevron Corporation	54,496	8,761,322
ConocoPhillips	38,172	3,945,076
Coterra Energy Incorporated	24,154	603,125
Devon Energy Corporation	20,025	1,079,748
Diamondback Energy Incorporated	5,391	757,867
EOG Resources Incorporated	17,994	2,033,682
EQT Corporation	11,244	373,076
Exxon Mobil Corporation	126,158	13,866,026
Hess Corporation	8,500	1,144,950
Kinder Morgan Incorporated	60,594	1,033,734
Marathon Oil Corporation	19,454	489,268
Marathon Petroleum Corporation	14,357	1,774,525
Occidental Petroleum Corporation	22,275	1,304,424
ONEOK Incorporated	13,692	896,141
Phillips 66	14,478	1,484,864
Pioneer Natural Resources Company	7,279	1,458,784
Targa Resources Corporation	6,935	513,884
The Williams Companies Incorporated	37,312	1,123,091
Valero Energy Corporation	11,810	1,555,731
		44,577,323
Financials: 11.44%
Banks: 3.88%
Bank of America Corporation	213,807	7,333,580
Citigroup Incorporated	59,333	3,007,590
Citizens Financial Group Incorporated	15,087	630,033
Comerica Incorporated	4,012	281,241
Fifth Third Bancorp	21,027	763,280
First Republic Bank	5,604	689,348
Huntington Bancshares Incorporated	44,196	677,083
See accompanying notes to portfolio of investments

4  |  Allspring Index Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Banks (continued)
JPMorgan Chase & Company	89,855	$ 12,880,714
KeyCorp	28,580	522,728
M&T Bank Corporation	5,288	821,174
PNC Financial Services Group Incorporated	12,355	1,951,102
Regions Financial Corporation	28,625	667,535
Signature Bank	1,928	221,816
SVB Financial Group †	1,811	521,767
Truist Financial Corporation	40,644	1,908,236
US Bancorp	41,420	1,976,977
Wells Fargo & Company	116,729	5,459,415
Zions Bancorporation	4,583	231,991
		40,545,610
Capital markets: 3.06%
Ameriprise Financial Incorporated	3,260	1,117,756
Bank of New York Mellon Corporation	22,532	1,146,428
BlackRock Incorporated	4,601	3,172,067
Cboe Global Markets Incorporated	3,250	410,052
CME Group Incorporated	11,020	2,042,667
FactSet Research Systems Incorporated	1,167	483,780
Franklin Resources Incorporated	8,702	256,448
Intercontinental Exchange Incorporated	17,110	1,741,798
Invesco Limited	13,932	246,039
MarketAxess Holdings Incorporated	1,153	393,692
Moody's Corporation	4,826	1,400,264
Morgan Stanley	40,384	3,897,056
MSCI Incorporated	2,449	1,278,745
Northern Trust Corporation	6,385	608,299
Raymond James Financial Incorporated	5,930	643,168
S&P Global Incorporated	10,201	3,480,581
State Street Corporation	11,241	996,852
T. Rowe Price Group Incorporated	6,846	768,669
The Charles Schwab Corporation	46,726	3,640,890
The Goldman Sachs Group Incorporated	10,374	3,648,017
The NASDAQ Incorporated	10,384	582,127
		31,955,395
Consumer finance: 0.57%
American Express Company	18,312	3,186,105
Capital One Financial Corporation	11,693	1,275,472
Discover Financial Services	8,370	937,440
Synchrony Financial	13,802	492,869
		5,891,886
Diversified financial services: 1.61%
Berkshire Hathaway Incorporated Class B †	55,193	16,843,800
Insurance: 2.32%
AFLAC Incorporated	17,333	1,181,244
American International Group Incorporated	22,760	1,390,864
Aon plc Class A	6,337	1,926,765
Arch Capital Group Limited †	11,331	793,170
Arthur J. Gallagher & Company	6,459	1,210,094
Assurant Incorporated	1,618	206,117
Brown & Brown Incorporated	7,201	403,760
Chubb Limited	12,714	2,682,908
See accompanying notes to portfolio of investments

Allspring Index Fund  |  5

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Insurance (continued)
Cincinnati Financial Corporation	4,815	$ 581,170
Everest Reinsurance Group Limited	1,200	460,764
Globe Life Incorporated	2,771	337,203
Lincoln National Corporation	4,717	149,623
Loews Corporation	6,037	368,800
Marsh & McLennan Companies Incorporated	15,195	2,463,717
MetLife Incorporated	20,190	1,448,229
Principal Financial Group Incorporated	6,971	624,323
Progressive Corporation	17,923	2,572,309
Prudential Financial Incorporated	11,273	1,127,300
The Allstate Corporation	8,124	1,046,209
The Hartford Financial Services Group Incorporated	9,745	762,839
The Travelers Companies Incorporated	7,179	1,328,976
W.R. Berkley Corporation	6,262	414,482
Willis Towers Watson plc	3,316	777,138
		24,258,004
Health care: 13.98%
Biotechnology: 2.20%
AbbVie Incorporated	54,175	8,337,532
Amgen Incorporated	16,345	3,786,483
Biogen Incorporated †	4,411	1,190,352
Gilead Sciences Incorporated	38,422	3,094,124
Incyte Corporation †	5,657	435,476
Moderna Incorporated †	10,121	1,404,896
Regeneron Pharmaceuticals Incorporated †	3,280	2,494,178
Vertex Pharmaceuticals Incorporated †	7,863	2,282,550
		23,025,591
Health care equipment & supplies: 2.71%
Abbott Laboratories	53,412	5,433,069
Align Technology Incorporated †	2,225	688,637
Baxter International Incorporated	15,443	616,948
Becton Dickinson & Company	8,737	2,049,263
Boston Scientific Corporation †	43,877	2,049,933
Dentsply Sirona Incorporated	6,584	250,653
DexCom Incorporated †	11,832	1,313,470
Edwards Lifesciences Corporation †	18,940	1,523,534
GE HealthCare Technology †	11,157	847,932
Hologic Incorporated †	7,648	609,087
IDEXX Laboratories Incorporated †	2,537	1,200,610
Intuitive Surgical Incorporated †	10,825	2,483,147
Medtronic plc	40,717	3,371,368
ResMed Incorporated	4,487	955,731
STERIS plc	3,058	574,996
Stryker Corporation	10,317	2,712,133
Teleflex Incorporated	1,437	342,337
The Cooper Companies Incorporated	1,512	494,379
Zimmer Biomet Holdings Incorporated	6,429	796,360
		28,313,587
Health care providers & services: 3.17%
AmerisourceBergen Corporation	4,961	771,733
Cardinal Health Incorporated	8,030	607,951
See accompanying notes to portfolio of investments

6  |  Allspring Index Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Health care providers & services (continued)
Centene Corporation †	17,347	$ 1,186,535
Cigna Corporation	9,366	2,735,809
CVS Health Corporation	40,251	3,362,568
DaVita HealthCare Partners Incorporated †	1,684	138,526
Elevance Health Incorporated	7,316	3,436,106
HCA Healthcare Incorporated	6,495	1,581,208
Henry Schein Incorporated †	4,152	325,143
Humana Incorporated	3,878	1,919,688
Laboratory Corporation of America Holdings	2,714	649,623
McKesson Corporation	4,344	1,519,575
Molina Healthcare Incorporated †	1,789	492,565
Quest Diagnostics Incorporated	3,489	482,738
UnitedHealth Group Incorporated	28,622	13,622,355
Universal Health Services Incorporated Class B	1,965	262,465
		33,094,588
Life sciences tools & services: 1.79%
Agilent Technologies Incorporated	9,069	1,287,526
Bio-Rad Laboratories Incorporated Class A †	660	315,374
Bio-Techne Corporation	4,809	349,326
Charles River Laboratories International Incorporated †	1,559	341,951
Danaher Corporation	20,070	4,967,927
Illumina Incorporated †	4,819	959,945
IQVIA Holdings Incorporated †	5,690	1,186,194
Mettler-Toledo International Incorporated †	683	979,224
PerkinElmer Incorporated	3,867	481,712
Thermo Fisher Scientific Incorporated	12,014	6,508,705
Waters Corporation †	1,820	565,820
West Pharmaceutical Services Incorporated	2,268	719,024
		18,662,728
Pharmaceuticals: 4.11%
Bristol-Myers Squibb Company	65,132	4,491,503
Catalent Incorporated †	5,513	376,097
Eli Lilly & Company	24,159	7,518,764
Johnson & Johnson	80,091	12,274,747
Merck & Company Incorporated	77,668	8,251,448
Organon & Company	7,792	190,826
Pfizer Incorporated	171,956	6,976,255
Viatris Incorporated	37,149	423,499
Zoetis Incorporated	14,277	2,384,259
		42,887,398
Industrials: 8.29%
Aerospace & defense: 1.77%
General Dynamics Corporation	6,897	1,571,895
Howmet Aerospace Incorporated	11,279	475,748
Huntington Ingalls Industries Incorporated	1,222	262,974
L3Harris Technologies Incorporated	5,833	1,231,871
Lockheed Martin Corporation	7,145	3,388,588
Northrop Grumman Corporation	4,432	2,056,936
Raytheon Technologies Corporation	45,033	4,417,287
Textron Incorporated	6,395	463,829
See accompanying notes to portfolio of investments

Allspring Index Fund  |  7

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Aerospace & defense (continued)
The Boeing Company †	17,162	$ 3,459,001
TransDigm Group Incorporated	1,582	1,176,802
		18,504,931
Air freight & logistics: 0.62%
C.H. Robinson Worldwide Incorporated	3,606	360,456
Expeditors International of Washington Incorporated	4,875	509,730
FedEx Corporation	7,334	1,490,415
United Parcel Service Incorporated Class B	22,357	4,079,929
		6,440,530
Airlines: 0.23%
Alaska Air Group Incorporated †	3,886	185,867
American Airlines Group Incorporated †	19,909	318,146
Delta Air Lines Incorporated †	19,642	753,074
Southwest Airlines Company	18,189	610,787
United Airlines Holdings Incorporated †	10,015	520,379
		2,388,253
Building products: 0.45%
A.O. Smith Corporation	3,886	255,038
Allegion plc	2,691	303,303
Carrier Global Corporation	25,618	1,153,578
Johnson Controls International plc	21,097	1,323,204
Masco Corporation	6,909	362,239
Trane Technologies plc	7,055	1,304,963
		4,702,325
Commercial services & supplies: 0.47%
Cintas Corporation	2,644	1,159,315
Copart Incorporated †	13,127	924,928
Republic Services Incorporated	6,292	811,228
Rollins Incorporated	7,091	249,603
Waste Management Incorporated	11,443	1,713,704
		4,858,778
Construction & engineering: 0.07%
Quanta Services Incorporated	4,378	706,609
Electrical equipment: 0.56%
AMETEK Incorporated	7,035	995,875
Eaton Corporation plc	12,183	2,131,172
Emerson Electric Company	18,114	1,498,209
Generac Holdings Incorporated †	1,941	232,939
Rockwell Automation Incorporated	3,518	1,037,564
		5,895,759
Industrial conglomerates: 0.82%
3M Company	16,932	1,824,254
General Electric Company	33,472	2,835,413
Honeywell International Incorporated	20,596	3,943,722
		8,603,389
Machinery: 1.84%
Caterpillar Incorporated	15,942	3,818,906
See accompanying notes to portfolio of investments

8  |  Allspring Index Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Machinery (continued)
Cummins Incorporated	4,320	$ 1,050,106
Deere & Company	8,414	3,527,485
Dover Corporation	4,300	644,570
Fortive Corporation	10,838	722,461
IDEX Corporation	2,310	519,704
Illinois Tool Works Incorporated	8,563	1,996,549
Ingersoll Rand Incorporated	12,404	720,300
Nordson Corporation	1,647	361,747
Otis Worldwide Corporation	12,762	1,079,920
PACCAR Incorporated	15,980	1,153,756
Parker-Hannifin Corporation	3,934	1,384,178
Pentair plc	5,039	281,882
Snap-on Incorporated	1,628	404,851
Stanley Black & Decker Incorporated	4,532	387,985
Wabtec Corporation	5,571	581,222
Xylem Incorporated	5,521	566,731
		19,202,353
Professional services: 0.34%
CoStar Group Incorporated †	12,458	880,282
Equifax Incorporated	3,751	759,690
Jacobs Solutions Incorporated	3,909	467,125
Leidos Holdings Incorporated	4,187	406,432
Robert Half International Incorporated	3,324	267,981
Verisk Analytics Incorporated	4,791	819,788
		3,601,298
Road & rail: 0.85%
CSX Corporation	64,404	1,963,678
J.B. Hunt Transport Services Incorporated	2,537	458,664
Norfolk Southern Corporation	7,092	1,594,423
Old Dominion Freight Line Incorporated	2,775	941,447
Union Pacific Corporation	18,834	3,903,912
		8,862,124
Trading companies & distributors: 0.27%
Fastenal Company	17,546	904,672
United Rentals Incorporated	2,123	994,689
W.W. Grainger Incorporated	1,378	921,097
		2,820,458
Information technology: 26.58%
Communications equipment: 0.87%
Arista Networks Incorporated †	7,582	1,051,623
Cisco Systems Incorporated	125,780	6,090,268
F5 Networks Incorporated †	1,834	262,225
Juniper Networks Incorporated	9,942	306,015
Motorola Solutions Incorporated	5,122	1,346,113
		9,056,244
Electronic equipment, instruments & components: 0.64%
Amphenol Corporation Class A	18,230	1,413,190
CDW Corporation of Delaware	4,148	839,638
Corning Incorporated	23,319	791,680
See accompanying notes to portfolio of investments

Allspring Index Fund  |  9

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Electronic equipment, instruments & components (continued)
Keysight Technologies Incorporated †	5,477	$ 876,101
TE Connectivity Limited	9,744	1,240,606
Teledyne Technologies Incorporated †	1,436	617,581
Trimble Incorporated †	7,555	393,313
Zebra Technologies Corporation Class A †	1,582	474,996
		6,647,105
IT services: 4.26%
Accenture plc Class A	19,302	5,125,646
Akamai Technologies Incorporated †	4,817	349,714
Automatic Data Processing Incorporated	12,708	2,793,473
Broadridge Financial Solutions Incorporated	3,604	507,371
Cognizant Technology Solutions Corporation Class A	15,743	985,984
DXC Technology Company †	7,048	195,511
EPAM Systems Incorporated †	1,762	542,079
Fidelity National Information Services Incorporated	18,177	1,151,876
Fiserv Incorporated †	19,453	2,238,846
FleetCor Technologies Incorporated †	2,259	485,211
Gartner Incorporated †	2,421	793,628
Global Payments Incorporated	8,283	929,353
International Business Machines Corporation	27,697	3,581,222
Jack Henry & Associates Incorporated	2,235	367,076
MasterCard Incorporated Class A	26,004	9,238,961
Paychex Incorporated	9,826	1,084,790
PayPal Holdings Incorporated †	34,923	2,570,333
VeriSign Incorporated †	2,825	556,045
Visa Incorporated Class A	50,086	11,015,915
		44,513,034
Semiconductors & semiconductor equipment: 5.79%
Advanced Micro Devices Incorporated †	49,392	3,881,223
Analog Devices Incorporated	15,756	2,890,753
Applied Materials Incorporated	26,354	3,061,017
Broadcom Incorporated	12,407	7,373,356
Enphase Energy Incorporated †	4,164	876,647
First Solar Incorporated †	3,037	513,678
Intel Corporation	126,425	3,151,775
KLA Corporation	4,341	1,646,889
Lam Research Corporation	4,178	2,030,550
Microchip Technology Incorporated	16,849	1,365,274
Micron Technology Incorporated	33,304	1,925,637
Monolithic Power Systems Incorporated	1,366	661,540
NVIDIA Corporation	76,278	17,708,700
NXP Semiconductors NV	7,938	1,416,774
ON Semiconductor Corporation †	13,247	1,025,450
Qorvo Incorporated †	3,106	313,364
Qualcomm Incorporated	34,340	4,242,020
Skyworks Solutions Incorporated	4,915	548,367
Solaredge Technologies Incorporated †	1,712	544,279
Teradyne Incorporated	4,771	482,539
Texas Instruments Incorporated	27,802	4,766,653
		60,426,485
Software: 8.31%
Adobe Incorporated †	14,242	4,613,696
See accompanying notes to portfolio of investments

10  |  Allspring Index Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Software (continued)
Ansys Incorporated †	2,669	$ 810,335
Autodesk Incorporated †	6,613	1,313,937
Cadence Design Systems Incorporated †	8,403	1,621,275
Ceridian HCM Holding Incorporated †	4,705	343,136
Fortinet Incorporated †	19,864	1,180,716
Gen Digital	17,759	346,478
Intuit Incorporated	8,635	3,515,999
Microsoft Corporation	228,357	56,956,803
Oracle Corporation	47,078	4,114,617
Paycom Software Incorporated †	1,489	430,410
PTC Incorporated †	3,239	405,944
Roper Technologies Incorporated	3,249	1,397,720
Salesforce.com Incorporated †	30,634	5,012,029
ServiceNow Incorporated †	6,188	2,674,268
Synopsys Incorporated †	4,684	1,703,852
Tyler Technologies Incorporated †	1,276	409,915
		86,851,130
Technology hardware, storage & peripherals: 6.71%
Apple Incorporated	458,083	67,526,015
Hewlett Packard Enterprise Company	39,416	615,284
HP Incorporated	27,118	800,523
NetApp Incorporated	6,659	429,838
Seagate Technology Holdings plc	5,882	379,742
Western Digital Corporation †	9,731	374,449
		70,125,851
Materials: 2.71%
Chemicals: 1.85%
Air Products & Chemicals Incorporated	6,794	1,942,948
Albemarle Corporation	3,589	912,718
Celanese Corporation Series A	3,056	355,199
CF Industries Holdings Incorporated	6,010	516,199
Corteva Incorporated	21,887	1,363,341
Dow Incorporated	21,559	1,233,175
DuPont de Nemours Incorporated	15,218	1,111,371
Eastman Chemical Company	3,676	313,195
Ecolab Incorporated	7,591	1,209,778
FMC Corporation	3,859	498,390
International Flavors & Fragrances Incorporated	7,810	727,892
Linde plc	15,145	5,276,064
LyondellBasell Industries NV Class A	7,781	746,898
PPG Industries Incorporated	7,200	950,832
The Mosaic Company	10,430	554,772
The Sherwin-Williams Company	7,224	1,599,032
		19,311,804
Construction materials: 0.14%
Martin Marietta Materials Incorporated	1,902	684,473
Vulcan Materials Company	4,071	736,485
		1,420,958
Containers & packaging: 0.26%
Amcor plc	45,614	508,140
See accompanying notes to portfolio of investments

Allspring Index Fund  |  11

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Containers & packaging (continued)
Avery Dennison Corporation	2,480	$ 451,831
Ball Corporation	9,616	540,515
International Paper Company	10,895	396,469
Packaging Corporation of America	2,835	387,601
Sealed Air Corporation	4,431	215,435
WestRock Company	7,790	244,606
		2,744,597
Metals & mining: 0.46%
Freeport-McMoRan Incorporated	43,785	1,793,871
Newmont Corporation	24,315	1,060,377
Nucor Corporation	7,859	1,315,911
Steel Dynamics Incorporated	5,109	644,296
		4,814,455
Real estate: 2.62%
Equity REITs: 2.54%
Alexandria Real Estate Equities Incorporated	4,574	685,094
American Tower Corporation	14,263	2,824,217
AvalonBay Communities Incorporated	4,286	739,421
Boston Properties Incorporated	4,370	286,148
Camden Property Trust	3,263	374,462
Crown Castle International Corporation	13,266	1,734,529
Digital Realty Trust Incorporated	8,808	918,058
Equinix Incorporated	2,835	1,951,245
Equity Residential	10,419	651,396
Essex Property Trust Incorporated	1,984	452,471
Extra Space Storage Incorporated	4,103	675,559
Federal Realty Investment Trust	2,239	239,080
Healthpeak Properties Incorporated	16,467	396,196
Host Hotels & Resorts Incorporated	21,904	367,987
Invitation Homes Incorporated	17,793	556,209
Iron Mountain Incorporated	8,906	469,792
Kimco Realty Corporation	18,946	390,477
Mid-America Apartment Communities Incorporated	3,537	566,274
Prologis Incorporated	28,277	3,489,382
Public Storage Incorporated	4,842	1,447,516
Realty Income Corporation	19,212	1,228,607
Regency Centers Corporation	4,718	296,762
SBA Communications Corporation	3,307	857,670
Simon Property Group Incorporated	10,016	1,222,853
UDR Incorporated	9,374	401,582
Ventas Incorporated	12,245	595,719
VICI Properties Incorporated	29,503	989,236
Welltower Incorporated	14,475	1,072,887
Weyerhaeuser Company	22,544	704,500
		26,585,329
Real estate management & development: 0.08%
CBRE Group Incorporated Class A †	9,679	824,070
Utilities: 2.75%
Electric utilities: 1.78%
Alliant Energy Corporation	7,690	394,266
See accompanying notes to portfolio of investments

12  |  Allspring Index Fund

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Electric utilities (continued)
American Electric Power Company Incorporated	15,741	$ 1,384,736
Constellation Energy Corporation	10,018	750,248
Duke Energy Corporation	23,590	2,223,593
Edison International	11,698	774,525
Entergy Corporation	6,233	641,189
Evergy Incorporated	7,032	413,552
Eversource Energy	10,670	804,091
Exelon Corporation	30,442	1,229,552
FirstEnergy Corporation	16,639	657,906
NextEra Energy Incorporated	60,874	4,323,880
NRG Energy Incorporated	7,057	231,399
PG&E Corporation †	49,321	770,394
Pinnacle West Capital Corporation	3,466	255,375
PPL Corporation	22,556	610,591
The Southern Company	33,350	2,103,051
Xcel Energy Incorporated	16,764	1,082,451
		18,650,799
Gas utilities: 0.05%
Atmos Energy Corporation	4,285	483,391
Independent power & renewable electricity producers: 0.05%
AES Corporation	20,462	505,002
Multi-utilities: 0.80%
Ameren Corporation	7,919	654,980
CenterPoint Energy Incorporated	19,285	536,509
CMS Energy Corporation	8,891	524,302
Consolidated Edison Incorporated	10,871	971,324
Dominion Energy Incorporated	25,526	1,419,756
DTE Energy Company	5,935	651,129
NiSource Incorporated	12,441	341,257
Public Service Enterprise Group Incorporated	15,285	923,673
Sempra Energy	9,629	1,443,965
WEC Energy Group Incorporated	9,663	856,722
		8,323,617
Water utilities: 0.07%
American Water Works Company Incorporated	5,570	781,917
Total Common stocks (Cost $303,306,427)		1,017,732,966

		Yield
Short-term investments: 2.22%
Investment companies: 2.22%
Allspring Government Money Market Fund Select Class ♠∞		4.39%	23,211,018	23,211,018
Total Short-term investments (Cost $23,211,018)				23,211,018
Total investments in securities (Cost $326,517,445)	99.65%			1,040,943,984
Other assets and liabilities, net	0.35			3,641,311
Total net assets	100.00%			$1,044,585,295

See accompanying notes to portfolio of investments

Allspring Index Fund  |  13

Portfolio of investments—February 28, 2023 (unaudited)

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$100,160,545	$(76,949,527)	$0	$0	$23,211,018	23,211,018	$363,722
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	134	3-17-2023	$27,229,018	$26,635,850	$0	$(593,168)
See accompanying notes to portfolio of investments

14  |  Allspring Index Fund

Notes to portfolio of investments—February 28, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Index Fund  |  15

Notes to portfolio of investments—February 28, 2023 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$78,018,498	$0	$0	$78,018,498
Consumer discretionary	108,366,059	0	0	108,366,059
Consumer staples	68,381,981	0	0	68,381,981
Energy	48,835,246	0	0	48,835,246
Financials	119,494,695	0	0	119,494,695
Health care	145,983,892	0	0	145,983,892
Industrials	86,586,807	0	0	86,586,807
Information technology	277,619,849	0	0	277,619,849
Materials	28,291,814	0	0	28,291,814
Real estate	27,409,399	0	0	27,409,399
Utilities	28,744,726	0	0	28,744,726
Short-term investments
Investment companies	23,211,018	0	0	23,211,018
Total assets	$1,040,943,984	$0	$0	$1,040,943,984
Liabilities
Futures contracts	$593,168	$0	$0	$593,168
Total liabilities	$593,168	$0	$0	$593,168
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of February 28, 2023, $2,465,411 was segregated as cash collateral for open futures contracts.
For the nine months ended February 28, 2023, the Fund did not have any transfers into/out of Level 3.

16  |  Allspring Index Fund